RISK MANAGEMENT - Credit portfolio per type of guarantees received (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 54,429.4		$ 176,881,841	$ 166,372,776	[2]
Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			97,363,628	93,975,396
Loans secured by other banks
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			375,608	359,649
Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,784,007	15,964,641
Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,494,222	14,501,452
Investments in equity instruments
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			502,961	434,118
Deposits in cash or cash equivalents
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,303,686	2,314,903
Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,097,268	9,611,717
Other assetss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,580,214	8,318,159
Leased machineries and vehicles
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,221,950	9,151,139
Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,884,630	8,697,559
Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,273,667	3,044,043
Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			176,881,841	166,372,776
Commercial | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			49,721,150	51,074,506
Commercial | Loans secured by other banks
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			362,128	350,562
Commercial | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			506,687	865,857
Commercial | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			15,943,414	13,126,277
Commercial | Investments in equity instruments
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			502,408	433,041
Commercial | Deposits in cash or cash equivalents
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,147,457	2,172,911
Commercial | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,316,543	3,859,626
Commercial | Other assetss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			8,470,792	6,491,968
Commercial | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,316,479	8,129,469
Commercial | Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,262,967	3,032,277
Commercial | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			92,550,025	89,536,494
Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Consumer | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			47,305,167	42,566,151
Consumer | Loans secured by other banks
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			7,378	4,284
Consumer | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			68,191	62,174
Consumer | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,428,950	1,248,808
Consumer | Investments in equity instruments
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			553	1,077
Consumer | Deposits in cash or cash equivalents
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			156,229	141,891
Consumer | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			5,773,201	5,728,752
Consumer | Other assetss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			422,093	366,524
Consumer | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			38,516	36,204
Consumer | Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			303	266
Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Mortgage | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			3,572	6,859
Mortgage | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,200,445	15,025,672
Mortgage | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			4,432	4,290
Mortgage | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			477	1,597
Mortgage | Other assetss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			262	843
Mortgage | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			70,174	64,250
Mortgage | Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost				22
Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Microcredit | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			289,518	275,701
Microcredit | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			4,040	4,811
Microcredit | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			542	1,168
Microcredit | Deposits in cash or cash equivalents
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost				101
Microcredit | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			668	1,290
Microcredit | Other assetss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			32,983	23,919
Microcredit | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			97,946	102,698
Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Finance Leases | Unsecured credits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			44,221	52,179
Finance Leases | Loans secured by other banks
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			6,102	4,803
Finance Leases | Collateralized Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			4,644	6,127
Finance Leases | Other real estate
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			116,884	120,909
Finance Leases | Pledges
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			6,379	20,452
Finance Leases | Other assetss
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			1,654,084	1,434,905
Finance Leases | Leased machineries and vehicles
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			9,221,950	9,151,139
Finance Leases | Fiduciary agreements, stand by letters and guarantee funds
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			361,515	364,938
Finance Leases | Pledged income
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			10,397	11,478
Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			11,426,176	11,166,930
Consumer | Consumer | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			55,200,581	50,156,131
Mortgage | Mortgage | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			17,279,362	15,103,533
Microcredit | Microcredit | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			425,697	409,688
Financial Leasing | Finance Leases | Total gross loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost			$ 11,426,176	$ 11,166,930

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.